Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides information with respect to pay versus performance that depicts the relationship between compensation “actually paid” to the CEO and other NEOs and “financial performance” over the last four fiscal years 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (4)	Value of Initial Fixed $100 Investment Based In:		Net Income (Loss) (thousands) (7)	FFOAA per Share (8)
					Total Shareholder Return (5)	MSCI U.S. REIT Index Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,672,259	$17,228,110	$2,450,984	$4,648,694	$85.53	$113.54	$173,046	$5.18
2022	$8,774,991	$4,664,073	$2,527,273	$1,517,018	$61.61	$99.82	$176,229	$4.69
2021	$8,282,052	$9,975,044	$2,451,044	$2,905,837	$72.15	$132.23	$98,606	$3.09
2020	$5,776,558	$530,734	$2,226,819	$994,796	$47.91	$92.43	$(131,728)	$1.43

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Silvers for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Silvers, in each applicable year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Silvers during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to the amount of Mr. Silver’s total compensation reported to determine the compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount of Mr. Silver’s total compensation reported in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Share Awards(a) (b)	Reported Value of Bonus(c)	Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to CEO
2023	$8,672,259	$(5,451,878)	$(2,234,823)	$10,092,478	$5,569,561	$580,513	$17,228,110
2022	$8,774,991	$(6,051,051)	$(1,791,534)	$5,731,821	$(2,487,303)	$487,149	$4,664,073
2021	$8,282,052	$(5,777,134)	$(1,641,847)	$7,445,994	$1,475,225	$190,754	$9,975,044
2020	$5,776,558	$(3,906,842)	$(986,164)	$2,686,933	$(3,300,025)	$260,274	$530,734

(a)
Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the CEO.

(b)	Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance shares issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AI that the CEO, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.

(c)
Amounts reflect performance bonuses earned by the CEO under the AI. Performance bonuses under the AI are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported in the “Total” column of the Summary Compensation Table during each year with respect to the Company’s named executive officers as a group, excluding Mr. Silvers (the
“Non-CEO
NEOs”). The names of each of the
Non-CEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2022 and 2021, Messrs. Peterson, Zimmerman and Evans and Ms. Mater; and (ii) for 2020, Messrs. Peterson, Zimmerman, Evans and Hirons.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-CEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-CEO
NEOs during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to average total compensation of the
Non-CEO
NEOs to determine the average compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-CEO
NEOs for each year to determine the average compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Share Awards (a) (b)	Reported Value of Bonus (c)	Average Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Average Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-CEO NEOs
2023	$2,450,984	$(1,291,168)	$(656,460)	$2,574,265	$1,405,786	$165,287	$4,648,694
2022	$2,527,273	$(1,507,623)	$(541,676)	$1,546,377	$(651,324)	$143,991	$1,517,018
2021	$2,451,044	$(1,479,221)	$(529,793)	$1,996,722	$411,753	$55,332	$2,905,837
2020	$2,226,819	$(1,082,684)	$(280,129)	$832,414	$(782,576)	$80,952	$994,796

(a)
Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the
Non-CEO
NEOs.

(b)
Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance shares issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AI that the executive, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.

(c)
Amounts reflect performance bonuses earned by the
Non-CEO
NEOs under the AI. Performance bonuses under the AI are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
FFOAA per Share is defined as in
“Non-GAAP
Financial Measures” on pages 52 through 57 in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FFOAA per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	FFOAA per Share
Named Executive Officers, Footnote	The names of each of the
Non-CEO
	NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2022 and 2021, Messrs. Peterson, Zimmerman and Evans and Ms. Mater; and (ii) for 2020, Messrs. Peterson, Zimmerman, Evans and Hirons.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index.
PEO Total Compensation Amount	$ 8,672,259	$ 8,774,991	$ 8,282,052	$ 5,776,558
PEO Actually Paid Compensation Amount	$ 17,228,110	4,664,073	9,975,044	530,734
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Silvers, in each applicable year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Silvers during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to the amount of Mr. Silver’s total compensation reported to determine the compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount of Mr. Silver’s total compensation reported in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Share Awards(a) (b)	Reported Value of Bonus(c)	Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to CEO
2023	$8,672,259	$(5,451,878)	$(2,234,823)	$10,092,478	$5,569,561	$580,513	$17,228,110
2022	$8,774,991	$(6,051,051)	$(1,791,534)	$5,731,821	$(2,487,303)	$487,149	$4,664,073
2021	$8,282,052	$(5,777,134)	$(1,641,847)	$7,445,994	$1,475,225	$190,754	$9,975,044
2020	$5,776,558	$(3,906,842)	$(986,164)	$2,686,933	$(3,300,025)	$260,274	$530,734

(a)
Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the CEO.

(b)	Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance shares issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AI that the CEO, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.

(c)
Amounts reflect performance bonuses earned by the CEO under the AI. Performance bonuses under the AI are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.

Non-PEO NEO Average Total Compensation Amount	$ 2,450,984	2,527,273	2,451,044	2,226,819
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,648,694	1,517,018	2,905,837	994,796
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-CEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-CEO
NEOs during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to average total compensation of the
Non-CEO
NEOs to determine the average compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-CEO
NEOs for each year to determine the average compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Share Awards (a) (b)	Reported Value of Bonus (c)	Average Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Average Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-CEO NEOs
2023	$2,450,984	$(1,291,168)	$(656,460)	$2,574,265	$1,405,786	$165,287	$4,648,694
2022	$2,527,273	$(1,507,623)	$(541,676)	$1,546,377	$(651,324)	$143,991	$1,517,018
2021	$2,451,044	$(1,479,221)	$(529,793)	$1,996,722	$411,753	$55,332	$2,905,837
2020	$2,226,819	$(1,082,684)	$(280,129)	$832,414	$(782,576)	$80,952	$994,796

(a)
Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the
Non-CEO
NEOs.

(b)
Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance shares issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AI that the executive, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.

(c)
Amounts reflect performance bonuses earned by the
Non-CEO
NEOs under the AI. Performance bonuses under the AI are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in more detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. The metrics that the Company uses for both AI and LTI awards are selected to support achievement of our business strategy without encouraging excessive risk-taking. Pay for performance is one of the primary objectives of our compensation program. The most important financial measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	AFFO per Share

•	FFOAA per Share

•	TSR of the Triple Net Peer Group

•	TSR of the MSCI US REIT Index

Total Shareholder Return Amount	$ 85.53	61.61	72.15	47.91
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 173,046,000	$ 176,229,000	$ 98,606,000	$ (131,728,000)
Company Selected Measure Amount	5.18	4.69	3.09	1.43
PEO Name	Mr. Silvers
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per Share
Measure:: 2
Pay vs Performance Disclosure
Name	FFOAA per Share
Non-GAAP Measure Description
(8)
FFOAA per Share is defined as in
“Non-GAAP
Financial Measures” on pages 52 through 57 in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FFOAA per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 3
Pay vs Performance Disclosure
Name	TSR of the Triple Net Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	TSR of the MSCI US REIT Index
PEO | Reported Value of Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,451,878)	$ (6,051,051)	$ (5,777,134)	$ (3,906,842)
PEO | Reported Value of Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,234,823)	(1,791,534)	(1,641,847)	(986,164)
PEO | Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,092,478	5,731,821	7,445,994	2,686,933
PEO | Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,569,561	(2,487,303)	1,475,225	(3,300,025)
PEO | Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	580,513	487,149	190,754	260,274
Non-PEO NEO | Reported Value of Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,291,168)	(1,507,623)	(1,479,221)	(1,082,684)
Non-PEO NEO | Reported Value of Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(656,460)	(541,676)	(529,793)	(280,129)
Non-PEO NEO | Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,574,265	1,546,377	1,996,722	832,414
Non-PEO NEO | Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,786	(651,324)	411,753	(782,576)
Non-PEO NEO | Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 165,287	$ 143,991	$ 55,332	$ 80,952